10Q SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY	SHAREHOLDERS’ EQUITY
We repurchase our common stock mainly through open market repurchase plans and, at times, through accelerated share repurchase ("ASR") programs. During the three months ended March 31, 2025 and 2024, we repurchased and retired 4,218,350 and 6,061,999 shares of our common stock, respectively, at a cost, including commissions and applicable excise taxes, of $449.0 million and $808.4 million, or $106.45 and $133.35 per share, respectively. The share repurchase activity for the three months ended March 31, 2025 included the repurchase of 2,449,366 shares at an average price of $102.07 per share under an ASR agreement we entered into on February 13, 2025 with a financial institution to repurchase an aggregate of $250.0 million of our common stock during the ASR program purchase period. This ASR program was completed on March 11, 2025. The share repurchase activity for the three months ended March 31, 2024 included the repurchase of 1,414,759 shares using a portion of the net proceeds from our offering of 1.500% convertible unsecured senior notes due March 2031 through privately negotiated transactions with purchasers of notes in the offering, or one of their respective affiliates. The purchase price per share of the common stock repurchased in such transactions equaled the closing price of the common stock on February 20, 2024, which was $130.80 per share. As of March 31, 2025, the remaining amount available under our share repurchase program was $1,405.7 million.

On April 24, 2025, our board of directors declared a dividend of $0.25 per share payable on June 27, 2025 to common shareholders of record as of June 13, 2025.
SHAREHOLDERS’ EQUITY
We repurchase our common stock mainly through open market repurchase plans and, at times, through accelerated share repurchase ("ASR") programs. Information about shares repurchased and retired was as follows for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022

	(in thousands, except per share amounts)

Number of shares repurchased and retired	12,730	4,065	23,266
Cost of shares repurchased, including commissions and applicable excise taxes	$1,565,688	$413,667	$2,929,814
Average cost per share	$123.00	$101.77	$125.93

The share repurchase activity for the year ended December 31, 2024 included the repurchase of 1,414,759 shares using a portion of the net proceeds from our offering of 1.500% convertible senior notes due March 2031 through privately negotiated transactions with purchasers of notes in the offering, or one of their respective affiliates. The purchase price per share of the common stock repurchased in such transactions equaled the closing price of the common stock on February 20, 2024, which was $130.80 per share. The share repurchase activity for the year ended December 31, 2024 also included the repurchase of 5,320,781 shares at an average price of $112.77 per share under an ASR agreement we entered into on October 30, 2024 with a financial institution to repurchase an aggregate of $600.0 million of our common stock during the ASR program purchase period. This ASR program was completed on December 20, 2024. On February 13, 2025, we entered into an ASR agreement to repurchase an aggregate $250.0 million of shares of common stock during the program purchase period, which will end prior to March 31, 2025. The total number of shares to be repurchased under the program will generally be based on the average of the daily volume-weighted average prices of our common stock during the repurchase period less a discount and subject to adjustments pursuant to the terms of the program.

On August 16, 2022, the U.S. government enacted the Inflation Reduction Act into law, which, among other things, implemented a 1% excise tax on share repurchases effective beginning January 1, 2023. During the year ended December 31, 2024 and 2023, we reflected excise taxes of $15.6 million and $3.9 million, respectively, within equity as part of the cost of common stock repurchased, net of share issuances, during the period.
On October 24, 2024, our board of directors approved an increase to our existing share repurchase program authorization, which raised the total available authorization to $2.5 billion. As of December 31, 2024, the remaining amount available under our share repurchase program was $1,850.0 million.

On January 30, 2025, our board of directors declared a cash dividend of $0.25 per share payable on March 28, 2025 to common shareholders of record as of March 14, 2025.